Exchangeable Securities - Narrative (Details) - CAD ($) $ / shares in Units, $ in Millions			12 Months Ended
	Dec. 09, 2024	Mar. 22, 2019	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Dividend declared					$ 25
Brookfield Renewable Partners | Investment Agreement
Disclosure of detailed information about borrowings [line items]
Proceeds from sales of investments accounted for using equity method		$ 750
Dividend declared	$ 7
Fixed rate	1.76%
Ownership interest in fair value sensitivity range			10.50%	11.80%
Brookfield Renewable Partners | Investment Agreement | Minimum ownership interest threshold
Disclosure of detailed information about borrowings [line items]
Ownership interests			8.50%
Brookfield Renewable Partners | Investment Agreement | Hydro | Ownership interest, less than, threshold
Disclosure of detailed information about borrowings [line items]
Proportion of ownership interest in subsidiary			49.00%
Brookfield Renewable Partners | Investment Agreement | Hydro | Top up option for ownership interest percentage, 20 day VWAP is not less than $14 per share
Disclosure of detailed information about borrowings [line items]
Additional proportion of ownership interests			10.00%
Brookfield Renewable Partners | Investment Agreement | Hydro | Top Up Option For Ownership Interest Percentage, 20 day VWAP is not less than $17 per share
Disclosure of detailed information about borrowings [line items]
Proportion of ownership interest in subsidiary			49.00%
Brookfield Renewable Partners | Investment Agreement | Hydro | Ownership interest threshold exceeded
Disclosure of detailed information about borrowings [line items]
Proportion of ownership interest in subsidiary			49.00%
Brookfield Renewable Partners | Investment Agreement | Maximum | Hydro
Disclosure of detailed information about borrowings [line items]
Proportion of ownership interest in subsidiary			49.00%
Brookfield Renewable Partners | Investment Agreement | Maximum | Hydro | Top Up Option For Ownership Interest Percentage, 20 day VWAP is not less than $17 per share
Disclosure of detailed information about borrowings [line items]
Weighted average share price (in CAD per shares)			$ 17
Brookfield Renewable Partners | Investment Agreement | Minimum | Hydro | Top Up Option For Ownership Interest Percentage, 20 day VWAP is not less than $17 per share
Disclosure of detailed information about borrowings [line items]
Weighted average share price (in CAD per shares)			$ 14